Acquisitions and Divestitures - Fair Value Amounts Allocated to Assets Acquired and Liabilities (Detail) - DHC Corporation ¥ in Millions	Sep. 30, 2023 JPY (¥)
Business Acquisition [Line Items]
Cash and Cash Equivalents	¥ 101,254
Property under Facility Operations	18,498
Trade Notes, Accounts and Other Receivable	11,117
Inventories	19,097
Office Facilities	17,763
Other Assets and other	199,415
Total Assets	367,144
Short-Term Debt	5,000
Trade Notes, Accounts and Other Payable	13,748
Current and Deferred Income Taxes	29,752
Other Liabilities	18,292
Total Liabilities	66,792
Noncontrolling interests	353
Net	¥ 300,000